Accumulated Other Comprehensive Income (Loss) (Changes in Components of Accumulated Other Comprehensive Income (Loss)) (Parenthetical) (Detail) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Net unrealized gains (losses) on investment in securities
Net unrealized gains (losses), tax	¥ 21,373	¥ 35,524
Reclassification adjustment included in net income, tax	1,380	1,211
Net unrealized gains (losses) on investments	(39)	(128)
Net unrealized gains (losses) on investments, net of tax	15	21
Impact of changes in policy liability discount rate
Net unrealized gains (losses), tax	92	(38,745)
Debt valuation adjustments
Net unrealized gains (losses), tax	28	43
Reclassification adjustment included in net income, tax	1	3
Defined benefit pension plans
Net unrealized gains (losses), tax	178	(19)
Reclassification adjustment included in net income, tax	70	52
Foreign currency translation adjustments
Net unrealized gains (losses), tax	(2,971)	22,732
Reclassification adjustment included in net income, tax	(2,332)	(2,328)
Net unrealized gains (losses) on derivative instruments
Net unrealized gains (losses), tax	2,552	(2,072)
Reclassification adjustment included in net income, tax	¥ (1,397)	¥ 1,289